IMPAIRMENT OF VESSELS AND NEWBUILDINGS	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF VESSELS AND NEWBUILDINGS
IMPAIRMENT OF VESSELS AND NEWBUILDINGS

In 2017, we entered into agreements to sell six Ultramax vessels for a gross sale price of $142.5 million, consisting of $135.1 million in cash and 910,802 consideration shares in the buyer. We recorded an impairment loss of $1.1 million, corresponding to the difference between the carrying value and estimated fair value of the vessels based on the sales agreements.

In 2016, we entered into an agreement to sell the Golden Lyderhorn, a vessel held under capital lease, and recorded an impairment loss of $1.0 million thereon. The loss corresponded to the difference between the carrying value and estimated fair value of the vessel as at June 30, 2016 following an impairment review that was triggered by the likelihood to dispose the vessel prior to the end of its useful life. The sale was subsequently concluded and the vessel was delivered to its new owner in August 2016.

In 2015, we determined that the carrying value of the related asset for Golden Lyderhorn, a vessel held under capital lease, was not fully recoverable. An impairment review was triggered by a significant fall in rates in the Baltic Dry Index. We recorded an impairment loss of $4.5 million, being the difference between the carrying value and estimated fair value of our leasehold interest based on the discounted expected future cash flows from the leased vessel.

Also in 2015, we recorded an impairment loss of $7.1 million on three Capesize newbuildings (Front Baltic, Front Caribbean and Front Mediterranean), which we agreed to sell, together with Front Atlantic, to a third party upon their completion and delivery to us. The loss recorded was equal to the difference between the carrying value plus expected costs to complete the three newbuildings and estimated fair value. In 2015, we agreed to the sale of four newbuilding Capesize vessels; two of vessels (Front Atlantic and Front Baltic) were delivered in 2015, and a loss of $2.2 million and a gain of $0.1 million, respectively, were recorded.

In 2015, we recorded an impairment loss of $141.0 million on five Capesize vessels relating to KSL China ($20.5 million), Battersea ($38.3 million), Belgravia ($34.2 million), Golden Future ($27.5 million) and Golden Zhejiang ($20.5 million). The loss recorded was equal to the difference between the carrying value and estimated fair value of the vessels. Also in 2015, we agreed to sell and lease back these vessels. The vessels were delivered in 2015.